Trade and Other Payables (Details Narrative) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CAD ($) Integer	Dec. 31, 2017 USD ($) Integer
TradeAndOtherPayablesLineItems [Line Items]
Legal fees	$ 5,389
Number of annual instalments | Integer	3	3
Second Instalment December 2018 [Member]
TradeAndOtherPayablesLineItems [Line Items]
Legal fees	$ 6,650
Third Instalment December 2019 [Member]
TradeAndOtherPayablesLineItems [Line Items]
Legal fees	6,650
First Instalment December 2017 [Member]
TradeAndOtherPayablesLineItems [Line Items]
Legal remaining balance for payment	$ 798
U.S. $ [Member]
TradeAndOtherPayablesLineItems [Line Items]
Legal counsel due		$ 16,602
Legal fees		15,867
Legal remaining balance for payment		735
U.S. $ [Member] | Second Instalment December 2018 [Member]
TradeAndOtherPayablesLineItems [Line Items]
Legal fees		5,289
U.S. $ [Member] | Third Instalment December 2019 [Member]
TradeAndOtherPayablesLineItems [Line Items]
Legal fees		5,289
U.S. $ [Member] | First Instalment December 2017 [Member]
TradeAndOtherPayablesLineItems [Line Items]
Legal counsel due		735
Legal fees		100
Legal remaining balance for payment		$ 635